DISPOSAL OF KUITUN SEAMLESS SPECIAL STEEL CO., LTD. ("KUITUN SEAMLESS") (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jul. 18, 2011 Kuitun Seamless Bazhou Seamless	Dec. 31, 2011 Kuitun Seamless Bazhou Seamless
DISPOSAL OF KUITUN SEAMLESS SPECIAL STEEL CO., LTD. ("KUITUN SEAMLESS")
Net cash consideration		$ 9,831	$ 9,831
Gain (loss) on disposal	$ 2,512	$ 3,268		$ 3,268